UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamon U.S. Investment Advisors Limited
Address: 3510-3515 Jardine House Connaught Place Central Hong Kong

13F File Number:  28-13658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edmond Wong
Title:     CFO
Phone:     852-2973-5315

Signature, Place, and Date of Signing:

      /s/  Edmond Wong     Hong Kong     26 Jul, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $87,696 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

28-13658


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LDK SOLAR CO LTD               SPONSORED ADR    50183L107    14279  2762000 SH       	SOLE               	 0        0  2762000
SPREADTRUM COMMUNICATIONS IN   ADR              849415203    20298  2463415 SH       	SOLE                     0        0  2463415
SUNTECH PWR HLDGS CO LTD       ADR              86800C104    23801  2595511 SH       	SOLE               	 0        0  2595511
HOLLYSYS AUTOMATION TECHNOLO   SHS              G45667105     5656   627718 SH       	SOLE                	 0        0   627718
VISIONCHINA MEDIA INC          SPONSORED ADR    92833U103    13284  4427937 SH       	SOLE               	 0        0  4427937
AMERICAN DAIRY INC             COM              025334103    10378   650646 SH       	SOLE                	 0        0   650646

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